UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/19

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
February 28, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.0%
Automobiles & Components - 1.9%
Dorman Products	56,627	[a,b]	4,581,124
LCI Industries	36,853	[a]	3,002,782
Stoneridge	45,800	[b]	1,354,306
Thor Industries	43,700	[a]	2,821,709
Visteon	8,010	[a,b]	686,137
			12,446,058
Banks - 11.9%
Axos Financial	4,700	[a,b]	151,716
Bancorp	20,200	[b]	183,214
Bank of Hawaii	67,550	[a]	5,554,637
BankUnited	33,770		1,232,267
Banner	64,255		3,992,163
Brookline Bancorp	115,890		1,851,922
Bryn Mawr Bank	28,720		1,170,627
Camden National	25,220		1,131,117
Centerstate Banks	255,995		6,773,627
City Holding	18,930		1,517,050
Columbia Banking System	90,280		3,419,807
Commerce Bancshares	20,128	[a]	1,266,655
Community Bank System	22,785	[a]	1,476,240
Customers Bancorp	7,390	[b]	158,072
CVB Financial	63,000	[a]	1,435,770
Eagle Bancorp	32,285	[a,b]	1,910,949
Essent Group	58,565	[b]	2,526,494
First Bancorp	5,475		214,565
First Busey	8,650		233,031
First Financial	30,930		1,372,673
First Financial Bancorp	46,570		1,291,386
First Financial Bankshares	54,180		3,513,573
First Foundation	9,100		138,775
Great Southern Bancorp	24,830		1,406,123
Heartland Financial USA	23,990	[a]	1,165,674
HomeStreet	5,400	[b]	150,660
Huntington Bancshares	77,180		1,112,164
Independent Bank	49,816	[a]	4,240,836
Investors Bancorp	11,500		144,555
Lakeland Financial	29,450	[a]	1,423,024
Mr Cooper Group	8,233	[a,b]	112,380
NBT Bancorp	33,730	[a]	1,302,990

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Banks - 11.9% (continued)
OceanFirst Financial	55,040		1,387,008
Pacific Premier Bancorp	122,013		3,642,088
PacWest Bancorp	37,500	[a]	1,538,250
Pinnacle Financial Partners	11,662	[a]	684,443
Provident Financial Services	54,560		1,497,672
Radian Group	5,200		105,872
Renasant	105,022		4,020,242
Republic First Bancorp	20,000	[b]	128,000
Simmons First National, Cl. A	7,400		198,542
South State	2,200	[a]	156,288
Southside Bancshares	38,563	[a]	1,338,907
Stock Yards Bancorp	40,235		1,433,171
TCF Financial	84,250		1,929,325
Texas Capital Bancshares	20,070	[b]	1,224,872
TriCo Bancshares	21,790		876,394
Triumph Bancorp	59,819	[a,b]	2,026,070
Union Bankshares	51,810		1,842,882
			77,604,762
Capital Goods - 16.4%
Actuant, Cl. A	48,285	[a,b]	1,180,568
Alamo Group	13,640		1,309,986
Albany International, Cl. A	28,530		2,212,501
Allied Motion Technologies	25,688	[b]	1,069,905
Apogee Enterprises	4,400	[a]	157,036
Atkore International Group	53,585	[b]	1,237,813
Babcock & Wilcox Enterprises	366,619	[b]	235,003
BMC Stock Holdings	82,310	[b]	1,574,590
Columbus McKinnon	41,780		1,564,661
Comfort Systems USA	3,400		182,308
Crane	10,760		909,973
Dycom Industries	2,200	[a,b]	99,176
Emcor Group	20,780		1,498,861
EnerSys	20,975		1,548,374
EnPro Industries	6,300		432,117
Franklin Electric	84,490		4,495,713
FreightCar America	72,110	[a,b]	558,853
GATX	17,000	[a]	1,351,500
Global Brass & Copper Holdings	51,200		1,728,000
Graco	73,350		3,444,516
Granite Construction	33,250	[a]	1,548,120
Great Lakes Dredge and Dock	288,520	[b]	2,567,828
Harsco	35,600	[b]	796,728
Hexcel	59,848		4,317,435
Hillenbrand	90,719		4,017,945

Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Capital Goods - 16.4% (continued)
Houston Wire & Cable	73,740	[b]	416,631
ITT	48,090		2,777,679
Kadant	6,005		525,137
KBR	95,740		1,891,822
Kennametal	37,045		1,396,226
KeyW Holding	142,930	[b]	1,057,682
Lincoln Electric Holdings	24,020		2,075,808
Lydall	47,400	[b]	1,334,310
Mercury Systems	24,590	[a,b]	1,561,957
Milacron Holdings	278,615	[b]	3,897,824
Miller Industries	38,580		1,308,248
Moog, Cl. A	16,470		1,547,521
MRC Global	9,338	[a,b]	157,439
Mueller Industries	51,780		1,711,329
Mueller Water Products, Cl. A	97,440		1,017,274
NCI Building Systems	12,800	[b]	89,856
Oshkosh	21,210		1,650,350
Proto Labs	15,025	[b]	1,697,675
RBC Bearings	49,745	[b]	6,971,761
Regal Beloit	16,070		1,346,023
Rexnord	172,542	[b]	4,601,695
Simpson Manufacturing	21,000	[a]	1,258,530
SiteOne Landscape Supply	80,550	[a,b]	4,326,340
Spirit AeroSystems Holdings, Cl. A	27,110		2,678,468
SPX	109,553	[b]	3,983,347
Standex International	23,890		1,959,219
Teledyne Technologies	5,740	[b]	1,354,870
TPI Composites	5,500	[a,b]	166,155
Trex	16,770	[b]	1,256,911
Triton International	34,790	[a,b]	1,144,939
Triumph Group	90,900	[a]	2,105,244
Tutor Perini	5,000	[a,b]	94,100
Twin Disc	55,980	[b]	990,286
Valmont Industries	6,400		874,176
Watsco	26,040		3,746,896
Welbilt	126,505	[a,b]	2,020,285
ZAGG	16,400	[b]	190,240
			107,223,763
Commercial & Professional Services - 3.9%
ABM Industries	51,510		1,836,847
ASGN	14,020	[b]	903,028
Casella Waste Systems, Cl. A	3,400	[b]	119,952
Clean Harbors	28,100	[b]	1,910,800
Covanta Holding	87,140	[a]	1,479,637

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Commercial & Professional Services - 3.9% (continued)
Heritage-Crystal Clean	54,240	[b]	1,310,438
ICF International	1,400		105,728
Kelly Services, Cl. A	76,340		1,842,084
Kimball International, Cl. B	46,170		724,407
Korn Ferry	35,545		1,734,241
McGrath RentCorp	52,530		3,143,395
MSA Safety	38,231		3,952,703
Quad/Graphics	133,010	[a]	1,940,616
SP Plus	5,900	[b]	202,960
Stericycle	26,600	[a,b]	1,185,828
Textainer Group Holdings	8,400	[b]	91,644
UniFirst	11,015		1,584,177
US Ecology	24,777		1,421,704
Viad	700		40,530
			25,530,719
Consumer Durables & Apparel - 1.9%
CSS Industries	39,510		272,224
G-III Apparel Group	95,678	[b]	3,407,094
M/I Homes	76,990	[b]	2,004,820
Malibu Boats, Cl. A	28,785	[b]	1,330,155
MDC Holdings	47,360		1,365,862
Oxford Industries	2,700	[a]	213,381
Steven Madden	59,925		1,976,926
Tempur Sealy International	22,400	[a,b]	1,303,904
TRI Pointe Group	10,600	[a,b]	133,560
Unifi	25,370	[b]	561,184
			12,569,110
Consumer Services - 2.2%
Bloomin' Brands	7,900		163,372
Cheesecake Factory	99,265	[a]	4,695,234
Hilton Grand Vacations	48,810	[b]	1,551,670
Houghton Mifflin Harcourt	12,100	[b]	95,711
Penn National Gaming	142,462	[a,b]	3,540,181
SeaWorld Entertainment	97,390	[b]	2,657,773
The Stars Group	9,100	[b]	151,242
Wyndham Destinations	30,700	[b]	1,382,421
			14,237,604
Diversified Financials - 3.0%
Artisan Partners Asset Management, Cl.
A	114,245		3,004,643
Cowen	12,750	[a,b]	197,370
Evercore, Cl. A	44,116		4,063,084
FirstCash	1,800		157,788
Green Dot, Cl. A	39,345	[b]	2,539,720

Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Diversified Financials - 3.0% (continued)
Houlihan Lokey	90,170		4,146,017
Stifel Financial	99,472		5,414,261
			19,522,883
Energy - 3.3%
Basic Energy Services	10,500	[b]	50,715
Cactus, Cl. A	26,780		971,043
Callon Petroleum	495,989	[a,b]	3,794,316
Core Laboratories	50,590		3,278,738
Delek US Holdings	4,700		166,286
Dril-Quip	15,300	[a,b]	651,933
Forum Energy Technologies	100,500	[a,b]	585,915
Gulfport Energy	158,570	[a,b]	1,214,646
ION Geophysical	24,224	[b]	318,788
Laredo Petroleum	18,900	[a,b]	64,827
Magnolia Oil & Gas	7,800	[a,b]	95,940
McDermott International	82,111	[a,b]	696,301
Oil States International	144,771	[a,b]	2,481,375
Patterson-UTI Energy	46,300	[a]	613,938
PDC Energy	11,610	[a,b]	430,383
ProPetro Holding	61,825	[a,b]	1,227,845
Qep Resources	78,190	[b]	606,754
Ring Energy	14,400	[a,b]	88,848
SilverBow Resources	38,629	[b]	869,153
SM Energy	44,050	[b]	719,777
Southwestern Energy	275,000	[a,b]	1,163,250
Superior Energy Services	68,200	[b]	319,176
Tetra Technologies	143,090	[b]	341,985
Whiting Petroleum	35,400	[a,b]	862,698
			21,614,630
Food & Staples Retailing - .5%
Andersons	44,480		1,643,981
Casey's General Stores	11,640	[a]	1,568,374
			3,212,355
Food, Beverage & Tobacco - 3.5%
B&G Foods	4,600	[a]	113,252
Calavo Growers	21,530	[a,b]	1,832,849
Darling Ingredients	138,520	[b]	3,044,670
Hain Celestial Group	50,600	[b]	995,302
Landec	152,780	[b]	1,961,695
MGP Ingredients	23,700	[a]	1,939,845
National Beverage	46,058	[a,b]	3,159,118
Nomad Foods	120,140	[b]	2,414,814
Sanderson Farms	13,250	[a]	1,526,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Food, Beverage & Tobacco - 3.5% (continued)
TreeHouse Foods	93,610	[a,b]	5,670,894
			22,658,839
Health Care Equipment & Services - 4.4%
Acadia Healthcare	57,900	[a,b]	1,522,191
Accuray	251,990	[b]	1,214,592
Allscripts Healthcare Solutions	168,860	[b]	1,810,179
Amedisys	9,509	[b]	1,181,969
AMN Healthcare Services	25,350	[a,b]	1,267,754
Anika Therapeutics	75,394	[b]	2,460,106
AtriCure	38,200	[b]	1,220,108
Avanos Medical	69,175	[a,b]	3,256,759
Conmed	21,020		1,616,438
Encompass Health	19,930		1,258,380
Globus Medical, Cl. A	35,040	[b]	1,706,098
Haemonetics	10,010	[b]	869,569
LHC Group	20,775	[b]	2,278,810
LivaNova	6,010	[b]	560,132
Merit Medical Systems	42,045	[b]	2,343,168
Molina Healthcare	11,500	[a,b]	1,548,245
Patterson	63,100	[a]	1,422,905
Teladoc Health	23,030	[b]	1,482,211
			29,019,614
Household & Personal Products - .8%
Inter Parfums	24,280		1,791,136
Spectrum Brands Holdings	3,400	[a]	184,178
WD-40	16,730	[a]	2,994,168
			4,969,482
Insurance - 3.5%
American Financial Group	14,110		1,406,203
AMERISAFE	22,110		1,395,362
Argo Group International Holdings	3,557		247,247
Greenlight Capital Re., Cl. A	8,100	[a,b]	90,639
Health Insurance Innovations, Cl. A	3,200	[b]	119,072
Horace Mann Educators	100,021		3,919,823
James River Group Holdings	3,800		156,142
Kemper	50,862		4,226,632
MBIA	14,500	[b]	143,985
Primerica	61,946		7,745,728
RLI	42,550	[a]	3,000,626
Stewart Information Services	4,900		210,357
			22,661,816
Materials - 6.4%
AdvanSix	5,100	[b]	167,025
Ampco-Pittsburgh	73,710	[b]	290,417

Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Materials - 6.4% (continued)
AptarGroup	12,140		1,235,002
Avery Dennison	38,430		4,151,977
Balchem	20,525		1,821,183
Cleveland-Cliffs	140,330	[a]	1,556,260
Compass Minerals International	3,500	[a]	183,330
Crown Holdings	65,300	[b]	3,545,137
Ferro	51,310	[b]	994,901
GCP Applied Technologies	16,480	[b]	493,906
H.B. Fuller	64,028	[a]	3,232,133
Ingevity	59,766	[b]	6,886,238
Kaiser Aluminum	24,747		2,709,301
Mercer International	121,017	[a]	1,732,963
PolyOne	109,521		3,572,575
Rayonier Advanced Materials	30,020	[a]	422,982
Scotts Miracle-Gro	74,020	[a]	6,062,238
Silgan Holdings	46,470		1,315,566
Stepan	14,167		1,333,115
			41,706,249
Media - 2.7%
Cinemark Holdings	97,555	[a]	3,670,995
Criteo, ADR	39,000	[b]	1,058,460
John Wiley & Sons, Cl. A	24,490		1,270,786
Meredith	110,322	[a]	6,318,141
MSG Networks, Cl. A	203,876	[a,b]	4,921,567
New Media Investment Group	9,941		132,414
			17,372,363
Pharmaceuticals Biotechnology & Life Sciences - 2.9%
Acadia Pharmaceuticals	20,275	[b]	537,288
Amneal Pharmaceuticals	88,500	[a,b]	1,197,405
Array BioPharma	26,645	[a,b]	611,236
Charles River Laboratories International	60,529	[b]	8,605,408
Fluidigm	273,725	[b]	3,027,398
Intersect ENT	17,900	[b]	608,421
Ligand Pharmaceuticals	5,245	[b]	650,800
Luminex	48,900		1,245,972
Mallinckrodt	25,500	[b]	636,480
NanoString Technologies	66,100	[b]	1,683,567
Syneos Health	4,300	[a,b]	179,611
			18,983,586
Real Estate - 5.3%
Colony Capital	17,300	[a,c]	96,188
Columbia Property Trust	8,100	[c]	175,203
CoreCivic	4,500	[c]	95,310
Corporate Office Properties Trust	174,777	[c]	4,542,454

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Real Estate - 5.3% (continued)
Healthcare Realty Trust	135,451	[c]	4,287,024
HFF, Cl. A	81,500		3,683,800
MGM Growth Properties, Cl. A	187,525	[c]	5,768,269
QTS Realty Trust, Cl. A	36,545	[a,c]	1,525,023
RE/MAX Holdings, Cl. A	74,750		2,932,442
Retail Opportunity Investments	9,300	[c]	159,681
Rexford Industrial Realty	91,610	[c]	3,140,391
RLJ Lodging Trust	7,163	[c]	133,017
STAG Industrial	20,520	[c]	567,994
Terreno Realty	177,413	[c]	7,256,192
Uniti Group	52,600	[a,c]	507,064
			34,870,052
Retailing - 1.9%
American Eagle Outfitters	37,295		760,818
At Home Group	33,795	[b]	827,302
Boot Barn Holdings	4,750	[a,b]	135,375
Chico's FAS	106,400	[a]	621,376
Express	76,470	[a,b]	397,644
Liberty Expedia Holdings, Cl. A	4,000	[b]	177,200
Lithia Motors, Cl. A	1,900	[a]	171,513
Monro	22,220	[a]	1,695,608
Office Depot	297,788		1,033,324
Party City Holdco	111,900	[a,b]	1,164,879
Quotient Technology	60,325	[a,b]	605,060
RTW RetailWinds	56,080	[b]	170,483
Sally Beauty Holdings	191,017	[a,b]	3,451,677
Sportsman's Warehouse Holdings	40,200	[b]	252,858
The Children's Place	6,600		630,696
The Michaels Companies	13,750	[a,b]	194,425
			12,290,238
Semiconductors & Semiconductor Equipment - 4.4%
Brooks Automation	161,965	[a]	5,200,696
Cabot Microelectronics	18,775		2,123,452
CEVA	24,730	[b]	687,989
Cypress Semiconductor	120,065	[a]	1,852,603
Entegris	49,070	[a]	1,733,643
Impinj	24,000	[a,b]	401,520
Kulicke & Soffa Industries	68,340		1,593,689
MACOM Technology Solutions Holdings	78,855	[b]	1,505,342
MaxLinear	121,486	[a,b]	3,054,158
Mellanox Technologies	35,690	[b]	3,834,534
Rambus	149,980	[b]	1,540,295
Semtech	20,770	[b]	1,143,181
Silicon Laboratories	10,010	[b]	811,010

Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Semiconductors & Semiconductor Equipment - 4.4%
(continued)
Veeco Instruments	94,700	[a,b]	1,081,474
Versum Materials	47,065		2,306,185
			28,869,771
Software & Services - 6.9%
ACI Worldwide	7,400	[b]	235,838
American Software, Cl. A	125,100		1,449,909
Booz Allen Hamilton Holding	80,700		4,265,802
Bottomline Technologies	33,285	[b]	1,660,256
Box, Cl. A	59,065	[b]	1,195,476
CACI International, Cl. A	1,200	[b]	218,712
Cass Information Systems	58,792		3,070,706
Cloudera	134,100	[b]	1,953,837
Conduent	111,200	[b]	1,625,744
CoreLogic	51,830	[b]	1,900,606
Coupa Software	16,015	[a,b]	1,508,453
Euronet Worldwide	24,775	[a,b]	3,327,778
Everbridge	28,035	[b]	1,982,355
FireEye	126,400	[a,b]	2,118,464
HubSpot	8,010	[b]	1,348,724
Interxion Holding	50,810	[a,b]	3,328,055
Jack Henry & Associates	16,330		2,165,848
Net 1 UEPS Technologies	23,400	[b]	91,494
Nuance Communications	163,050	[b]	2,734,348
OneSpan	54,100	[b]	1,152,330
SeaChange International	120,120	[b]	174,174
TiVo	117,729	[a]	1,180,822
Trade Desk, Cl. A	4,005	[a,b]	791,148
Unisys	62,600	[b]	845,726
Varonis Systems	3,900	[b]	222,144
Verint Systems	91,969	[b]	4,897,349
			45,446,098
Technology Hardware & Equipment - 4.6%
Badger Meter	80,100	[a]	4,713,084
Ciena	114,030	[b]	4,864,520
Diebold Nixdorf	110,700	[b]	1,017,333
Electronics For Imaging	97,720	[a,b]	2,642,349
II-VI	17,730	[a,b]	753,170
Infinera	194,020	[a,b]	991,442
Itron	33,830	[b]	1,793,328
Kimball Electronics	33,200	[b]	514,600
Littelfuse	17,865		3,449,553
Maxwell Technologies	140,900	[a,b]	665,048
Methode Electronics	6,800		190,808

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Technology Hardware & Equipment - 4.6% (continued)
NCR	57,500	[a,b]	1,611,150
Novanta	8,515	[b]	695,931
OSI Systems	16,710	[b]	1,451,263
Quantum	34,603	[b]	82,701
Ribbon Communications	109,900	[b]	565,985
Viavi Solutions	132,400	[b]	1,738,412
Vishay Intertechnology	97,180	[a]	2,130,186
			29,870,863
Telecommunication Services - .1%
Vonage Holdings	99,090	[b]	1,018,645
Transportation - 1.7%
Air Transport Services Group	11,200	[b]	260,624
Avis Budget Group	41,600	[b]	1,490,112
Danaos	99,701	[b]	109,671
Forward Air	20,025		1,294,616
Hertz Global Holdings	65,100	[b]	1,243,410
Hub Group, Cl. A	27,610	[b]	1,186,678
Landstar System	32,920		3,577,746
Ryder System	21,070		1,309,711
Saia	12,015	[b]	794,912
YRC Worldwide	24,700	[a,b]	189,449
			11,456,929
Utilities - 2.9%
Allete	48,379		3,921,118
American States Water	19,630	[a]	1,396,282
Atlantic Power	564,170	[a,b]	1,517,617
Black Hills	9,040		641,659
Chesapeake Utilities	33,790		3,041,438
Northwestern	1,900		130,226
Ormat Technologies	27,250	[a]	1,521,367
Portland General Electric	4,200		210,588
South Jersey Industries	127,911		3,703,023
Southwest Gas Holdings	14,770		1,210,254
Vistra Energy	60,094		1,564,848
			18,858,420
Total Common Stocks (cost $518,030,915)			634,014,849

Exchange-Traded Funds - .4%
Registered Investment Companies - .4%
iShares Russell 2000 ETF
(cost $2,362,882)	16,407	[a]	2,572,289

	Coupon	Maturity	Principal
	Rate (%)	Date	Amount ($)	Value ($)
Convertible Bonds - .1%
Utilities - .1%
Vistra Energy
(cost $828,168)	7.00	7/01/19	810,000	808,947
		1-Day
		Yield (%)
Investment Companies - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $13,931,470)		2.41	13,931,470 [d]	13,931,471

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $6,706,011)		2.41	6,706,011 [d]	6,706,011
Total Investments (cost $541,859,446)			100.7%	658,033,567
Liabilities, Less Cash and Receivables			(.7%)	(4,336,152)
Net Assets			100.0%	653,697,415

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]

Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $142,976,172 and the value of the collateral held by the fund was $147,029,347, consisting of cash collateral of $6,706,011 and U.S. Government & Agency securities valued at $140,323,336.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
February 28, 2019 (Unaudited)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Convertible Bonds	-	808,947	-	808,947
Equity Securities—
Common Stocks†	634,014,849	-	-	634,014,849
Exchange-Traded
Funds	2,572,289	-	-	2,572,289
Investment Companies	20,637,482	-	-	20,637,482

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members ( “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2019, accumulated net unrealized appreciation on investments was $116,174,121, consisting of $149,589,216 gross unrealized appreciation and $33,415,095 gross unrealized depreciation.

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
February 28, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.0%
Capital Goods - 9.0%
Donaldson	108,300	[a]	5,587,197
Fastenal	201,600	[a]	12,688,704
Flowserve	198,100	[a]	8,797,621
Hexcel	152,000		10,965,280
Toro	174,200		11,946,636
			49,985,438
Commercial & Professional Services - 1.6%
Healthcare Services Group	232,100	[a]	8,861,578
Consumer Durables & Apparel - 2.4%
NIKE, Cl. B	155,400		13,322,442
Consumer Services - 4.4%
McDonald's	61,900		11,379,696
Starbucks	185,500		13,033,230
			24,412,926
Energy - 5.2%
EOG Resources	90,420		8,499,480
Occidental Petroleum	141,700		9,373,455
Pioneer Natural Resources	27,000		3,805,650
Schlumberger	160,850		7,087,051
			28,765,636
Health Care Equipment & Services - 11.0%
Cerner	156,700	[b]	8,767,365
Edwards Lifesciences	66,200	[b]	11,206,998
Henry Schein	145,500	[a,b]	8,628,150
Intuitive Surgical	22,100	[b]	12,102,181
ResMed	89,300		9,146,999
Stryker	59,500		11,216,345
			61,068,038
Household & Personal Products - 3.9%
Colgate-Palmolive	165,600		10,908,072
Estee Lauder, Cl. A	67,000		10,514,980
			21,423,052
Materials - 5.8%
Ecolab	66,200		11,181,842
FMC	123,000		11,008,500
Linde	57,800		10,013,272
			32,203,614
Media & Entertainment - 3.7%
Alphabet, Cl. C	9,306	[b]	10,421,976

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.0% (continued)
Media & Entertainment - 3.7% (continued)
Walt Disney		91,500		10,324,860
				20,746,836
Pharmaceuticals Biotechnology & Life Sciences - 10.4%
Biogen		35,100	[b]	11,513,151
Eli Lilly & Co.		62,900		7,943,641
Gilead Sciences		133,300		8,667,166
Johnson & Johnson		71,800		9,810,752
Mettler-Toledo International		11,400	[b]	7,762,374
Waters		49,100	[b]	11,893,002
				57,590,086
Retailing - 6.1%
Booking Holdings		5,600	[b]	9,503,424
O'Reilly Automotive		28,800	[b]	10,712,448
The TJX Companies		259,800		13,325,142
				33,541,014
Software & Services - 20.0%
Adobe		50,600	[b]	13,282,500
ANSYS		31,300	[b]	5,548,238
Automatic Data Processing		73,300		11,217,099
Cognizant Technology Solutions, Cl. A		133,000		9,440,340
Jack Henry & Associates		67,600		8,965,788
Manhattan Associates		233,300	[b]	12,773,175
Mastercard, Cl. A		58,400		13,126,568
Microsoft		109,200		12,233,676
Oracle		241,900		12,610,247
Paychex		149,900		11,545,298
				110,742,929
Technology Hardware & Equipment - 10.7%
Amphenol, Cl. A		118,300		11,116,651
Cisco Systems		257,500		13,330,775
Cognex		239,700	[a]	12,799,980
IPG Photonics		76,900	[a,b]	11,921,807
Te Connectivity		126,400		10,376,176
				59,545,389
Transportation - 1.8%
Expeditors International of Washington		136,600		10,238,170
Total Common Stocks (cost $322,204,431)				532,447,148
	1-Day
	Yield (%)
Investment Companies - 3.9%
Registered Investment Companies - 3.9%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $21,649,886)	2.41	21,649,886	[c]	21,649,885

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $55,240)	2.41	55,240 [c]	55,240
Total Investments (cost $343,909,557)		99.9%	554,152,273
Cash and Receivables (Net)		.1%	557,073
Net Assets		100.0%	554,709,346

[a]

Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $60,158,244 and the value of the collateral held by the fund was $61,981,909, consisting of cash collateral of $55,240 and U.S. Government & Agency securities valued at $61,926,669.

[b]	Non-income producing security.
[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
February 28, 2019 (Unaudited)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	532,447,148	-	-	532,447,148
Investment Companies	21,705,125	-	-	21,705,125

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2019, accumulated net unrealized appreciation on investments was $210,242,716, consisting of $225,669,171 gross unrealized appreciation and $15,426,455 gross unrealized depreciation.

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
February 28, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.2%
Australia - 1.9%
CSL	169,700		23,324,188
Canada - 1.7%
Alimentation Couche Tard, Cl. B	384,500		21,671,314
China - 2.1%
CNOOC	15,260,000	[a]	26,321,908
Denmark - 1.9%
Novo Nordisk, Cl. B	491,500		24,116,608
Finland - .9%
Kone, Cl. B	235,400		11,505,464
France - 5.6%
Essilorluxottica	153,000	[a]	18,525,478
L'Oreal	102,400		25,845,776
LVMH Moet Hennessy Louis Vuitton	76,800		26,381,560
			70,752,814
Hong Kong - 5.5%
AIA Group	3,621,800	[a]	36,219,154
CLP Holdings	1,301,000		15,413,612
Hong Kong & China Gas	7,356,787	[a]	17,038,299
			68,671,065
Japan - 8.3%
Denso	338,700		14,530,690
FANUC	96,300	[a]	15,931,207
Keyence	63,214		36,823,084
Shin-Etsu Chemical	276,900		23,030,906
SMC	41,500		14,427,175
			104,743,062
Spain - 1.9%
Inditex	801,500	[a]	24,195,620
Switzerland - 7.9%
Nestle	295,000		26,708,281
Novartis	267,400		24,391,660
Roche Holding	92,300		25,644,797
SGS	8,700		22,184,760
			98,929,498
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing,
ADR	692,000	[a]	27,022,600
United Kingdom - 7.8%
Compass Group	1,127,884		24,907,883

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
United Kingdom - 7.8% (continued)
Experian	986,500		25,691,303
Linde	140,000		24,253,600
Reckitt Benckiser Group	306,700		23,459,668
			98,312,454
United States - 50.6%
Adobe	114,700	[a]	30,108,750
Alphabet, Cl. C	26,297	[a]	29,450,536
Amphenol, Cl. A	277,500		26,076,675
Automatic Data Processing	174,900		26,764,947
Cerner	419,400	[a]	23,465,430
Cisco Systems	523,700		27,111,949
Cognizant Technology Solutions, Cl. A	371,700		26,383,266
Colgate-Palmolive	358,100		23,588,047
Edwards Lifesciences	149,800	[a]	25,359,642
EOG Resources	292,500		27,495,000
Fastenal	465,000		29,267,100
Gilead Sciences	262,000		17,035,240
Intuitive Surgical	50,200	[a]	27,490,022
IPG Photonics	92,700	[a]	14,371,281
Johnson & Johnson	186,200		25,442,368
Mastercard, Cl. A	142,900		32,119,633
Microsoft	258,000		28,903,740
NIKE, Cl. B	294,000		25,204,620
Oracle	485,300		25,298,689
Schlumberger	351,600		15,491,496
Starbucks	391,116		27,479,810
Stryker	147,800		27,861,778
The TJX Companies	499,700		25,629,613
Walt Disney	221,500		24,994,060
Waters	106,900	[a]	25,893,318
			638,287,010
Total Common Stocks (cost $684,822,869)			1,237,853,605

	1-Day
	Yield (%)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $16,620,315)	2.41	16,620,315 [b]	16,620,315
Total Investments (cost $701,443,184)		99.5%	1,254,473,920
Cash and Receivables (Net)		.5%	6,225,968
Net Assets		100.0%	1,260,699,888

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Global Stock Fund
February 28, 2019 (Unaudited)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	989,102,079	248,751,526	†	-	1,237,853,605
Investment Company	16,620,315	-		-	16,620,315

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2019, accumulated net unrealized appreciation on investments was $553,030,736, consisting of $575,370,476 gross unrealized appreciation and $22,339,740 gross unrealized depreciation.

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
February 28, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.8%
Australia - 3.1%
Cochlear	431,100		52,139,034
CSL	533,400		73,312,446
			125,451,480
Canada - 2.3%
Alimentation Couche Tard, Cl. B	1,629,700		91,853,679
China - 2.3%
CNOOC	54,274,000		93,616,989
Denmark - 6.3%
Coloplast, Cl. B	815,800		81,314,466
Novo Nordisk, Cl. B	1,920,600		94,238,775
Novozymes, Cl. B	1,719,212		78,053,669
			253,606,910
Finland - 2.2%
Kone, Cl. B	1,783,900		87,190,300
France - 11.7%
Air Liquide	809,200		100,924,551
Dassault Systemes	315,677	[a]	46,193,944
Essilorluxottica	578,500	[a]	70,045,678
L'Oreal	321,700		81,197,130
LVMH Moet Hennessy Louis Vuitton	244,781		84,084,697
Total	1,473,995		83,813,015
			466,259,015
Germany - 4.9%
adidas	408,200	[a]	99,175,994
SAP	902,200		96,668,736
			195,844,730
Hong Kong - 8.5%
AIA Group	13,613,400	[a]	136,138,336
CLP Holdings	6,249,000		74,035,097
Hang Lung Properties	25,615,000		60,499,010
Hong Kong & China Gas	29,218,321	[a]	67,669,553
			338,341,996
Japan - 23.0%
Daikin Industries	445,300		48,299,260
Daito Trust Construction	636,500		88,138,676
Denso	1,474,600		63,262,344
FANUC	409,400	[a]	67,728,309
Kao	1,221,000		92,277,432
Keyence	213,640		124,448,439

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Japan - 23.0% (continued)
Makita	950,900		33,654,515
MISUMI Group	1,457,700		35,322,726
Murata Manufacturing	497,600		77,341,946
Shimano	479,200		72,697,905
Shin-Etsu Chemical	850,400		70,731,247
SMC	314,100		109,194,590
Sysmex	620,900		37,315,831
			920,413,220
Netherlands - 2.1%
ASML Holding	448,700		82,231,429
Spain - 2.3%
Industria de Diseno Textil	3,054,100	[a]	92,196,936
Switzerland - 12.2%
Givaudan	35,300		88,316,317
Kuehne + Nagel International	489,100		63,829,743
Nestle	879,000		79,581,624
Novartis	996,500		90,898,612
Roche Holding	353,450		98,203,181
SGS	26,500		67,574,270
			488,403,747
Taiwan - 2.3%
Taiwan Semiconductor Manufacturing,
ADR	2,400,400	[a,b]	93,735,620
United Kingdom - 13.6%
Compass Group	4,300,000		94,960,028
Diageo	2,022,000		78,136,565
Experian	3,928,700		102,314,671
Intertek Group	568,500	[a]	38,349,965
Reckitt Benckiser Group	895,900		68,527,933
Smith & Nephew	4,500,000		85,738,580
Whitbread	1,153,800	[a]	74,267,528
			542,295,270
Total Common Stocks (cost $2,803,834,835)			3,871,441,321

	1-Day
	Yield (%)
Investment Companies - 2.8%
Registered Investment Companies - 2.8%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $111,188,379)	2.41 111,188,379 [c]	111,188,379
Total Investments (cost $2,915,023,214)	99.6%	3,982,629,700
Cash and Receivables (Net)	.4%	14,628,239
Net Assets	100.0%	3,997,257,939

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $3,647,270 and the value of the collateral held by the fund was $3,771,843, consisting of U.S. Government & Agency securities.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
International Stock Fund
February 28, 2019 (Unaudited)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common
Stocks	3,871,441,321	-	-	3,871,441,321
Investment Company	111,188,379	-	-	111,188,379

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2019, accumulated net unrealized appreciation on investments was $1,067,606,486, consisting of $1,126,211,689 gross unrealized appreciation and $58,605,203 gross unrealized depreciation.

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      April 16, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)